SCHEDULE OF DUE FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amount due from related party		$ 411,511
Shengjie Huang [Member]
Related Party Transaction [Line Items]
Amount due from related party	[1]	411,511
Shenzhen Media [Member]
Related Party Transaction [Line Items]
Amount due from related party	[2]	252,079
Shenzhen Xingjing [Member]
Related Party Transaction [Line Items]
Amount due from related party	[3],[4]	196,437	232,229
Liwei Sun [Member]
Related Party Transaction [Line Items]
Amount due from related party	[3]	36,150	37,165
Tianjin LLP [Member]
Related Party Transaction [Line Items]
Amount due from related party	[3]		282
Tianjin Mingren [Member]
Related Party Transaction [Line Items]
Amount due from related party	[3]		141
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party		$ 896,177	$ 269,817

[1]	The balance of amounts due from related parties of $
[2]	The balance represented the accounts receivable for providing esports service to related parties.
[3]	The balance represented interest-free loan to related parties, which were due on demand.
[4]	The balance represented the accounts receivable for providing event production service to related parties.